Pension and Other Employee Benefit Plans (Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans of the MHFG Group) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 22,219	¥ 17,803
Interest costs on projected benefit obligations	2,716	6,242
Expected return on plan assets	(17,860)	(20,177)
Amortization of prior service benefits	(97)	(97)
Amortization of net actuarial loss (gain)	385	(2,049)
Special termination benefits	1,744	2,212
Net periodic benefit cost	¥ 9,107	¥ 3,934